CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accounts receivable, allowance for doubtful accounts	$ 9,510,186	$ 9,414,581
Short-term bank loans	26,340,338	8,998,429
Accounts payable	5,745,088	7,743,867
Amounts due to related parties	1,677,543	1,828,412
Consideration payable	75,800,047	64,000,000
Income tax payable	51,162	23,755
Accrued expenses and other current liabilities	20,016,121	26,211,259
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, authorized (in shares)	200,000,000	200,000,000
Common shares, issued (in shares)	101,560,744	101,366,544
Common shares, outstanding (in shares)	101,560,744	101,366,544
Consolidated variable interest entities ("VIEs")
Short-term bank loans	19,638,649	0
Accounts payable	3,960,472	5,940,292
Amounts due to related parties	2,193,318	1,634,416
Consideration payable	0	0
Income tax payable	51,162	23,755
Accrued expenses and other current liabilities	$ 17,236,173	$ 12,763,055